Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 98.5%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	225,397	$1,873,047
PGIM Global Real Estate Fund (Class R6)	100,731	1,699,331
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	157,749	1,922,960
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	177,232	1,729,786
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	190,915	1,783,149
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	621,527	6,724,920
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	624,179	10,249,018
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	243,112	2,557,541
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	415,381	6,600,402
PGIM TIPS Fund (Class R6)	358,902	3,075,793
PGIM Total Return Bond Fund (Class R6)	324,221	3,751,239

Total Long-Term Investments (cost $40,037,239)		41,967,186

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $626,837)	626,837	626,837

TOTAL INVESTMENTS 100.0% (cost $40,664,076)(wd)		42,594,023
Other assets in excess of liabilities 0.0%		6,121

Net Assets 100.0%		$42,600,144

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds